Concentration (Tables)	12 Months Ended
Dec. 31, 2024
Concentration [Abstract]
Schedule of Concentration Risk Percentage

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total revenue.

	For the years ended December 31,
	2024	2023	2022
Percentage of the Group’s total revenue
Customer A	24%	*	*
Customer B	11%	*	*
Customer C	*	20%	*
Customer D	*	10%	*
Total	35%	30%	-
*	Represent percentage less than 10%

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2024	2023
Percentage of the Group’s accounts receivable
Customer E	100%	*
Customer F	*	100%
Total	100%	100%
*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchase.

	For the years ended December 31,
	2024	2023	2022
Percentage of the Group’s total purchase
Supplier A	78%	48%	21%
Supplier B	*	16%	*
Total	78%	64%	21%
*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total accounts payable.

	As of December 31,
	2024	2023
Percentage of the Group’s accounts payable
Supplier A	30%	54%
Supplier C	20%	*
Supplier D	15%	*
Supplier E	14%	*
Supplier B	*	15%
Total	79%	69%
*	Represent percentage less than 10%